Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments and Financial Risk Management
Schedule of Fair Value Measurement by Levels of Financial Assets

The following tables set forth the Company's financial assets measured at fair value by level within the fair value hierarchy for the periods indicated (in thousands):

September 30, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$51,895	$51,895
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.2 million and $20.7 million related to SWA Lithium and Texas Lithium, respectively.

December 31, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$48,138	$48,138
Investment in Aqualung	—	—	2,335	2,335

(1)
Includes $28.4 million and $19.7 million related to SWA Lithium and Texas Lithium, respectively.

Schedule of Assets and Liabilities Exposed to Currency Risk

	September 30, 2025	December 31, 2024
Cash	$21,769	$8,057
Investment in Aqualung	5,350	2,335
Accounts receivable	900	—
Accounts payable	92	47